Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	HARTFORD FUNDS EXCHANGE-TRADED TRUST
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2021
Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2021
Prospectus Date	rr_ProspectusDate	Aug. 04, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Schroders ESG US Equity ETF | Hartford Schroders ESG US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEET